Risk management (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about financial risk management [Line Items]
Schedule of The Carrying Values For Financial Assets And Liabilities Denominated In Foreign Currencies

The following table sets out the carrying amount for financial assets and liabilities with exchange exposure denominated as of December 31, 2019 and 2018:

(in USD$Million)	2019	2018
Cash and cash equivalents	114	514
Other financial assets	1,468	2,138
Trade receivables and payables, net	81	(202)
Loans and borrowings	(9,429)	(9,689)
Other assets and liabilities, net	64	63
Net liability position	(7,702)	(7,176)

Schedule of Sensitivity analysis for types of market risk

The following is the effect of a change of 1% and 5% in the exchange rate of the Colombian peso as compared with the U.S. dollar, on the balance of financial assets and liabilities denominated in foreign currency as of December 31, 2019:

Scenario / Variation in	Effect on income	Effect on other
the exchange rate	before taxes (+/–)	comprehensive income (+/–)
1%	(12,158)	(240,247)
5%	(60,791)	(1,201,236)

Schedule of hedging instruments

The following is the movement of foreign currency debt designated as a non–derivative hedging instrument for the years ended December 31, 2019 and 2018:

(USD$Million)	2019	2018
Hedging instrument at the beginning of the period	1,300	3,332
Reassignment of hedging instruments	5,551	3,366
Realization of exports	(5,551)	(3,366)
Capital payments(1)	—	(2,032)
Hedging instrument at the end of the period	1,300	1,300

(1)

On December 27, 2018, Ecopetrol S.A. paid in advance the entire 10‑year international bond issued in 2009, whose nominal value was USD$1,500 million. Equally, on June 30, 2017, Ecopetrol prepaid the entire outstanding balance of the international syndicated loan whose nominal value was USD$1,925 million and original maturity date was February 2020.

Schedule of movement of other comprehensive income by item explanatory

The following is the movement of accumulated foreign currency gains and losses in respect of the cash flow hedge recognized in other comprehensive income for the years ended December 31, 2019, 2018 and 2017:

	2019	2018	2017
Opening balance	(374,079)	159,295	244,131
Exchange difference	(35,607)	(704,871)	(15,933)
Reclassification to profit or loss	386,773	(128,404)	(160,772)
Ineffectiveness	5,173	35,617	9,247
Deferred income tax	(118,008)	264,284	82,622
Closing balance	(135,748)	(374,079)	159,295

Schedule of expected reclassification of exchange differences accumulated in other comprehensive income to profit or loss

The expected reclassification of the cumulative exchange difference from other comprehensive income to the profit or loss is as follows:

	Before
Year	taxes	Taxes	After taxes
2020	(50,986)	16,316	(34,670)
2021	(53,249)	16,507	(36,742)
2022	(53,249)	15,975	(37,274)
2023	(38,669)	11,607	(27,062)
	(196,153)	60,405	(135,748)

Schedule of Analysis of age of financial assets that are past due but not impaired

Ecopetrol does not have a significant concentration of credit risk. An aging analysis of the accounts receivable portfolio in arrears, but not impaired, as of December 31, 2019 and 2018 is as follows:

	2019	2018
Less than 3 months overdue	243,893	157,608
Between 3 and 6 months overdue	136,700	41,263
More than 6 months overdue	267,525	93,657
	648,118	292,528

Schedule of financial instruments by type of interest rate

The following table provides information about the sensitivity of the Ecopetrol Business Group’s results and other comprehensive income for the next 12 months to variations in interest rate of 100 basis points:

			Effect on Other
	Effect on profit or loss (+/–)		Comprehensive Income (+/–)
	Financial	Financial
	Assets	Liabilities	Plan Assets
+100 basis points	(16,320)	32,276	(590,991)
–100 basis points	16,278	(32,345)	629,633

Schedule of how entity manages liquidity risk

The following is a summary of the maturity of financial liabilities as of December 31, 2019. The amounts disclosed in the table are the contractual undiscounted cash flows. The payments in foreign currency were restated taking a constant exchange rate of COP$3,277.14 per U.S. dollar:

	Up to 1 year	1–5 years	5–10 years	> 10 years	Total
Loans (payment of principal and interest)	3,680,187	19,206,790	15,022,371	19,480,277	57,389,625
Trade and other payables	10,689,246	26,621	—	—	10,715,867
Total	14,369,433	19,233,411	15,022,371	19,480,277	68,105,492

Schedule of leverage ratio

The following is the leverage ratio as of December 31, 2019 and 2018:

	2019	2018
Loans and borrowings (Note 19)	38,239,139	38,062,645
Cash and cash equivalents (Note 6)	(7,075,758)	(6,311,744)
Other financial assets (Note 9)	(4,979,292)	(8,147,815)
Net financial debt	26,184,089	23,603,086
Equity (Note 23)	58,231,628	57,107,780
Leverage(1)	31.02%	29.24%

(1)	Leverage = Net financial debt / (Net financial debt + Equity)

Hedge of a net investment in a foreign operation (Note 29.1.3)
Disclosure of detailed information about financial risk management [Line Items]
Schedule of hedging instruments

The following is the movement of accumulated foreign currency gains and losses in respect of the net investment hedge recognized in other comprehensive income for the years ended December 31, 2019, 2018 and 2017:

	2019	2018	2017
Opening balance	1,069,316	97,362	155,359
Exchange difference	87,524	1,381,900	(86,892)
Ineffectiveness	—	378	329
Deferred income tax	(26,257)	(410,324)	28,566
Closing balance	1,130,583	1,069,316	97,362